Share-based compensation - DSUs and RSUs granted (Details)	3 Months Ended
Mar. 31, 2023 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	87,222
Granted (in shares)	1,862
Number of units - end of period (in shares)	89,084
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 43.93
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	103,626
Granted (in shares)	111,724
Released (in shares)	(5,249)
Forfeited (in shares)	(3,509)
Number of units - end of period (in shares)	206,592
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 52.38
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units released (in cad per share) | $ / shares	54.26
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	54.26
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units released (in cad per share) | $ / shares	86.38
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 86.38